Shareholder Report, Holdings (Details) - Alpha Fiduciary Quantitative Strategy Fund	Jan. 31, 2026
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.37%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.71%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	8.92%